BNY Mellon Short Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8%
Alabama — 4.4%
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,050,847
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2029	500,000	530,635
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	1,003,856
Southeast Energy Authority, Revenue Bonds, Ser. D	5.00	9/1/2029	550,000	580,706
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,250,000	2,418,349
				5,584,393
American Samoa — 1.0%
American Samoa Economic Development Authority, Revenue Bonds, Refunding Ser. A(b)	5.00	9/1/2030	1,200,000	1,256,780
Arizona — 3.6%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	557,792
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,680,108
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,364,107
				4,602,007
California — 4.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B	5.00	11/1/2029	450,000	479,742
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,291,184
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,960,002
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	125,000	130,661
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2028	1,500,000	1,584,382
				5,445,971
Colorado — .5%
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	599,914
Connecticut — 2.5%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University Issue) Ser. O	5.00	7/1/2029	2,000,000	2,156,070
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	1,000,000	1,010,464
				3,166,534
Florida — 8.2%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,065,347
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	5.00	4/1/2029	1,600,000	1,699,100
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,130,380
Mid-Bay Bridge Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2029	2,390,000	2,575,283
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2030	1,025,000	1,125,749
Venice, Revenue Bonds (Village on The Isle Project) Ser. B3(b)	4.25	1/1/2030	850,000	851,778
Village Community Development District No. 15, Special Assessment Bonds(b)	3.75	5/1/2029	475,000	477,970
Village Community Development District No. 15, Special Assessment Bonds(b)	4.25	5/1/2028	500,000	505,943
				10,431,550
Georgia — .9%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,107,597

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Illinois — 5.0%
Chicago Board of Education, GO, Refunding Ser. B	5.25	12/1/2027	325,000	331,520
Chicago Board of Education, GO, Refunding Ser. B	5.25	12/1/2028	395,000	406,635
Chicago Board of Education, GO, Refunding Ser. B	5.25	12/1/2029	300,000	311,059
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,700,591
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,020,096
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	543,834
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	855,000	929,956
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,032,226
				6,275,917
Indiana — 2.5%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,095,443
Iowa — 2.7%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	615,000	638,564
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,715,000	2,739,524
				3,378,088
Kansas — .8%
Manhattan, Revenue Bonds (Meadowlark Hills) Ser. B2	3.75	6/1/2031	1,000,000	1,001,332
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,055,295
Louisiana — .9%
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,000,000	1,101,569
Maryland — 1.8%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,515,507
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (The Johns Hopkins Health System Issue) Ser. A	5.00	5/15/2029	650,000	700,628
				2,216,135
Massachusetts — .9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College Issue)	5.00	1/1/2030	555,000	589,189
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	525,405
				1,114,594
Michigan — 3.5%
Detroit, GO	5.00	4/1/2031	1,000,000	1,038,661
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	538,671
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	831,308
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	2,000,000	1,983,221
				4,391,861
Minnesota — .4%
Minneapolis Housing & Redevelopment Authority, Revenue Bonds (Children’s Health Care)	5.00	8/15/2029	500,000	541,959
Missouri — 1.3%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,058,521
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	619,933
				1,678,454

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Nevada — 1.1%
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,398,264
New Hampshire — .7%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	900,117
New Jersey — 3.5%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,339,632
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,363,143
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,751,947
				4,454,722
New York — 4.3%
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	764,477
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. B1	3.05	11/15/2030	1,000,000	1,000,304
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,100,000	1,101,219
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,548,663
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,034,247
				5,448,910
North Carolina — 4.7%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B(a)	5.00	2/1/2026	2,000,000	2,003,326
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	500,000	500,397
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. B1	4.25	10/1/2028	300,000	300,129
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,001,987
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2029	2,085,000	2,194,581
				6,000,420
Ohio — 1.1%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	995,951
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	330,025
				1,325,976
Pennsylvania — 8.7%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2028	1,000,000	1,038,758
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,511,806
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	561,541
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,101,361
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2028	1,415,000	1,485,390
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	15,000	15,997
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	170,000	181,521
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	965,000	1,043,071

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Pennsylvania — 8.7% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	1,000,000	1,059,452
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,059,929
				11,058,826
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	735,196
South Carolina — 2.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,067,461
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,166,229
Texas — 14.8%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,187,578
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	500,000	527,394
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,563,862
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	650,000	701,042
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,073,878
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2030	2,000,000	2,165,749
Dallas Fort Worth International Airport, Revenue Bonds, Refunding (Dallas Fort Worth International Airport) Ser. A1	5.00	11/1/2030	1,000,000	1,086,361
Eagle Mountain & Saginaw Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	820,000	851,833
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.00	2/15/2027	1,125,000	1,150,563
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,027,704
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	800,000	800,891
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	679,482
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2027	600,000	607,571
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2028	800,000	820,518
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding Ser. A	5.00	1/1/2030	1,100,000	1,189,148
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,800,000	1,800,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	447,309
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	474,460
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	524,839
				18,680,182
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,043,039
Utah — .6%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Seg Redevelopment Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2030	700,000	766,967

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Virginia — .8%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,012,492
Washington — 3.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Sustainable Bond) Ser. S1	5.00	11/1/2029	1,755,000	1,788,895
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	788,107
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	570,739
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	810,323
				3,958,064
Wisconsin — 4.1%
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.25	6/1/2027	1,000,000	1,018,951
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	4.00	6/15/2030	1,000,000	1,004,968
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(b)	5.00	8/1/2027	1,000,000	1,008,421
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/15/2030	2,000,000	2,184,887
				5,217,227
Total Investments (cost $125,633,487)			99.8%	126,279,485
Cash and Receivables (Net)			.2%	228,312
Net Assets			100.0%	126,507,797

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $7,121,529 or 5.6% of net assets.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon Short Term Municipal Bond Fund
December 31, 2025 (Unaudited)
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	126,279,485	—	126,279,485
	—	126,279,485	—	126,279,485

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At December 31, 2025, accumulated net unrealized appreciation on investments was $645,998, consisting of $881,664 gross unrealized appreciation and $235,666 gross unrealized depreciation.
At December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.